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                               RYDEX SERIES FUNDS
                              RYDEX VARIABLE TRUST

                              LARGE-CAP EUROPE FUND
                              LARGE-CAP JAPAN FUND

                      SUPPLEMENT DATED MAY 17, 2001 TO THE
     RYDEX SERIES FUNDS INVESTOR CLASS PROSPECTUS, DATED AUGUST 1, 2000, AS
                       SUPPLEMENTED OCTOBER 9, 2000, AND
               RYDEX VARIABLE TRUST PROSPECTUS, DATED MAY 1, 2001


This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.
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THE FOLLOWING PARAGRAPH WILL REPLACE THE FIRST SENTENCE FOLLOWING "BUYING FUND
SHARES" ON PAGE 72 OF THE RYDEX SERIES FUNDS INVESTOR CLASS PROSPECTUS AND THE FIRST SENTENCE FOLLOWING "PURCHASING AND REDEEMING SHARES" ON PAGE 56 OF THE RYDEX VARIABLE TRUST PROSPECTUS:

Shares of the Rydex Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day").


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                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE